Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares
Statement [LineItems]
OPERATING REVENUES	$ 670,872,643	$ 21,831,196	$ 569,997,133	$ 476,978,710
OPERATING COSTS	535,942,631	17,440,372	459,628,356	398,994,442
GROSS PROFIT	134,930,012	4,390,824	110,368,777	77,984,268
OPERATING EXPENSES
Selling and marketing expenses	6,920,503	225,204	6,386,763	5,605,464
General and administrative expenses	23,464,019	763,554	20,804,032	18,200,304
Research and development expenses	24,369,907	793,033	21,053,633	19,302,418
Total operating expenses	54,754,429	1,781,791	48,244,428	43,108,186
OTHER OPERATING INCOME AND EXPENSES, NET	1,014,328	33,008	1,189,829	502,492
PROFIT FROM OPERATIONS	81,189,911	2,642,041	63,314,178	35,378,574
NON-OPERATING INCOME AND EXPENSES
Other income	1,730,740	56,321	1,600,099	1,474,547
Other gains and losses	1,667,382	54,259	17,211,099	1,827,576
Finance costs	(4,009,782)	(130,484)	(2,831,307)	(3,459,511)
Share of the profit or loss of associates and joint ventures	1,185,377	38,574	899,700	547,612
Total non-operating income and expenses	573,717	18,670	16,879,591	390,224
PROFIT BEFORE INCOME TAX	81,763,628	2,660,711	80,193,769	35,768,798
INCOME TAX EXPENSE	17,145,534	557,941	17,943,772	7,116,898
PROFIT FOR THE YEAR	64,618,094	2,102,770	62,249,997	28,651,900
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	1,157,261	37,659	51,167	(594,778)
Unrealized gain (loss) on equity instruments at fair value through other comprehensive income	(423,303)	(13,775)	202,092	(166,239)
Share of other comprehensive income (loss) of associates and joint ventures	(2,929,474)	(95,329)	3,595,194	2,656,966
Income tax relating to items that will not be reclassified subsequently to profit or loss	161,609	5,259	(179,403)	(122,901)
Items that will not be reclassified subsequently to profit or loss	(2,033,907)	(66,186)	3,669,050	1,773,048
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	10,326,729	336,047	(4,094,565)	(831,784)
Unrealized gain (loss) on debt investments at fair value through other comprehensive income	(16,746)	(545)	63,722	(2,136)
Gain (loss) on hedging instruments	509,229	16,571	738,600	(574,824)
Share of other comprehensive income (loss) of associates and joint ventures	(152,833)	(4,974)	29,209	131,009
Items that may be reclassified subsequently to profit or loss	10,666,379	347,099	(3,263,034)	(1,277,735)
Other comprehensive income for the year, net of income tax	8,632,472	280,913	406,016	495,313
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	73,250,566	2,383,683	62,656,013	29,147,213
NET PROFIT ATTRIBUTABLE TO:
Owners of the Company	61,501,545	2,001,352	60,150,167	26,970,580
Non-controlling interests	3,116,549	101,418	2,099,830	1,681,320
PROFIT FOR THE YEAR	64,618,094	2,102,770	62,249,997	28,651,900
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Owners of the Company	69,706,868	2,268,366	60,630,154	27,440,726
Non-controlling interests	3,543,698	115,317	2,025,859	1,706,487
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 73,250,566	$ 2,383,683	$ 62,656,013	$ 29,147,213
EARNINGS PER SHARE
Basic | (per share)	$ 14.39	$ 0.47	$ 13.97	$ 6.32
Diluted | (per share)	13.81	0.45	13.54	6.17
American depositary shares [member]
EARNINGS PER SHARE
Basic | (per share)	28.77	0.94	27.94	12.65
Diluted | (per share)	$ 27.61	$ 0.9	$ 27.07	$ 12.33